UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	07-31-2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Income Fund
July 31, 2018

AC Alternatives Income - Schedule of Investments
JULY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES(1) — 16.7%
AmeriCredit Automobile Receivables, Series 2015-4, Class D, 3.72%, 12/8/21	80,000	80,548
Avant Loans Funding Trust, Series 2016-C, Class B, 4.92%, 11/16/20(2)	57,965	58,077
Avant Loans Funding Trust, Series 2017-B, Class C, 4.99%, 11/15/23(2)	500,000	502,827
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class C, 4.17%, 3/20/24(2)	500,000	487,527
Bear Stearns Asset Backed Securities Trust, Series 2007-2, Class A2, VRN, 2.38%, 8/25/18, resets monthly off the 1-month LIBOR plus 0.32%	171,130	171,073
CAL Funding II Ltd., Series 2012-1A, Class A SEQ, 3.47%, 10/25/27(2)	750,125	742,185
CAL Funding II Ltd., Series 2013-1A, Class A SEQ, 3.35%, 3/27/28(2)	214,667	212,536
CarMax Auto Owner Trust, Series 2017-1, Class D, 3.43%, 7/17/23	750,000	745,072
CarMax Auto Owner Trust, Series 2018-2, Class D, 3.99%, 4/15/25	800,000	797,847
CarMax Auto Owner Trust, Series 2018-3, Class D, 3.91%, 1/15/25	315,000	314,943
CFG Investments Ltd., Series 2017-1, Class A SEQ, 7.87%, 11/15/26(2)	1,000,000	1,035,459
CFG Investments Ltd., Series 2017-1, Class B, 9.42%, 11/15/26(2)	1,000,000	1,029,066
CLI Funding LLC, Series 2018-1A, Class A SEQ, 4.03%, 4/18/43(2)	749,793	750,327
CLI Funding V LLC, Series 2013-2A, SEQ, 3.22%, 6/18/28(2)	258,450	253,239
CLI Funding V LLC, Series 2014-1A, Class A SEQ, 3.29%, 6/18/29(2)	812,675	797,178
CLI Funding V LLC, Series 2014-2A, Class A SEQ, 3.38%, 10/18/29(2)	364,558	358,285
CLI Funding VI LLC, Series 2017-1A, Class A SEQ, 3.62%, 5/18/42(2)	435,481	426,967
Coinstar Funding LLC Series, Series 2017-1A, Class A2 SEQ, 5.22%, 4/25/47(2)	493,750	498,039
CPS Auto Receivables Trust, Series 2014-C, Class D, 4.83%, 8/17/20(2)	250,000	253,556
CPS Auto Receivables Trust, Series 2015-C, Class C SEQ, 3.42%, 8/16/21(2)	370,000	371,153
CPS Auto Receivables Trust, Series 2015-C, Class D SEQ, 4.63%, 8/16/21(2)	207,000	210,397
CPS Auto Trust, Series 2016-D, Class D SEQ, 4.53%, 1/17/23(2)	750,000	756,998
Credit Suisse ABS Trust, Series 2018-LD1, Class A SEQ, 3.42%, 7/25/24(2)	800,000	800,640
Cronos Containers Program I Ltd., Series 2013-1A, Class A SEQ, 3.08%, 4/18/28(2)	600,875	591,859
Drive Auto Receivables Trust, Series 2015-AA, Class D, 4.12%, 7/15/22(2)	250,000	252,157
DT Auto Owner Trust, Series 2014-3A, Class D, 4.47%, 11/15/21(2)	525,816	528,213
DT Auto Owner Trust, Series 2015-2A, Class D, 4.25%, 2/15/22(2)	353,967	355,864
DT Auto Owner Trust, Series 2016-1A, Class D, 4.66%, 12/15/22(2)	1,000,000	1,011,616
DT Auto Owner Trust, Series 2016-3A, Class D, 4.52%, 6/15/23(2)	400,000	403,779
Element Rail Leasing II LLC, Series 2015-1A, Class A2 SEQ, 3.59%, 2/19/45(2)	750,000	743,358
Exeter Automobile Receivables Trust, Series 2015-1A, Class C, 4.10%, 12/15/20(2)	1,012,362	1,017,941
Exeter Automobile Receivables Trust, Series 2015-1A, Class D, 5.83%, 12/15/21(2)	1,000,000	1,023,084
Global SC Finance II SRL, Series 2013-1A, Class A SEQ, 2.98%, 4/17/28(2)	166,250	162,740
Global SC Finance II SRL, Series 2014-1A, Class A1 SEQ, 3.19%, 7/17/29(2)	834,600	816,310
Global SC Finance II SRL, Series 2014-1A, Class A2 SEQ, 3.09%, 7/17/29(2)	837,000	816,337
Global SC Finance IV Ltd., Series 2017-1A, Class A SEQ, 3.85%, 4/15/37(2)	880,437	871,571
HERO Funding Trust, Series 2016-4A, Class A2 SEQ, 4.29%, 9/20/47(2)	661,968	678,123
HERO Funding Trust, Series 2017-2A, Class A2 SEQ, 4.07%, 9/20/48(2)	411,500	415,906
Hertz Vehicle Financing II LP, Series 2016-1A, Class B, 3.72%, 3/25/20(2)	166,000	166,422
Hertz Vehicle Financing II LP, Series 2016-2A, Class B, 3.94%, 3/25/22(2)	262,800	262,327
Hertz Vehicle Financing II LP, Series 2016-2A, Class C, 4.99%, 3/25/22(2)	370,000	372,142
Hertz Vehicle Financing II LP, Series 2017-2A, Class B, 4.20%, 10/25/23(2)	1,475,000	1,479,833
Hertz Vehicle Financing II LP, Series 2017-2A, Class C, 5.31%, 10/25/23(2)	148,000	149,086

Invitation Homes Trust, Series 2018-SFR2, Class D, VRN, 3.52%, 8/17/18, resets monthly off the 1-month LIBOR plus 1.45%(2)	1,000,000	1,000,114
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.22%, 8/17/18, resets monthly off the 1-month LIBOR plus 1.15%(2)	185,000	186,175
Invitation Homes Trust, Series 2018-SFR3, Class C, VRN, 3.37%, 8/17/18, resets monthly off the 1-month LIBOR plus 1.30%(2)	370,000	371,660
Kabbage Asset Securitization LLC, Series 2017-1, Class A SEQ, 4.57%, 3/15/22(2)	1,500,000	1,512,838
Marlette Funding Trust, Series 2017-1A, Class A SEQ, 2.83%, 3/15/24(2)	367,450	367,370
Marlette Funding Trust, Series 2017-2A, Class C, 4.58%, 7/15/24(2)	1,000,000	1,005,107
Marlette Funding Trust, Series 2017-3A, Class B, 3.01%, 12/15/24(2)	1,000,000	993,071
Marlette Funding Trust, Series 2017-3A, Class C, 4.01%, 12/15/24(2)	500,000	499,271
Marlette Funding Trust, Series 2018-2A, Class C, 4.37%, 7/17/28(2)	850,000	849,895
OneMain Financial Issuance Trust, Series 2015-1A, Class C, 5.12%, 3/18/26(2)	981,000	996,363
OneMain Financial Issuance Trust, Series 2015-2A, Class A SEQ, 2.57%, 7/18/25(2)	37,664	37,701
OneMain Financial Issuance Trust, Series 2016-2A, Class A SEQ, 4.10%, 3/20/28(2)	409,776	412,557
OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.94%, 3/20/28(2)	1,000,000	1,024,818
OneMain Financial Issuance Trust, Series 2016-3A, Class A SEQ, 3.83%, 6/18/31(2)	475,000	475,014
OneMain Financial Issuance Trust, Series 2017-1A, Class D, 4.52%, 9/14/32(2)	2,500,000	2,460,791
OneMain Financial Issuance Trust, Series 2018-2A, Class A SEQ, 3.57%, 3/14/33(2)	675,000	674,925
Sierra Timeshare Receivables Funding LLC, Series 2014-2A, Class B, 2.40%, 6/20/31(2)	59,211	59,061
Skopos Auto Receivables Trust, Series 2015-2A, Class B, 5.71%, 2/15/21(2)	492,613	495,520
Springleaf Funding Trust, Series 2015-AA, Class A SEQ, 3.16%, 11/15/24(2)	332,533	332,393
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24(2)	130,000	129,746
TAL Advantage V LLC, Series 2014-1A, Class A SEQ, 3.51%, 2/22/39(2)	438,292	434,279
TAL Advantage V LLC, Series 2014-3A, Class A SEQ, 3.27%, 11/21/39(2)	190,000	186,740
Textainer Marine Containers V Ltd., Series 2017-1A, Class A SEQ, 3.72%, 5/20/42(2)	621,380	615,413
Trinity Rail Leasing LP, Series 2018-1A, Class A1 SEQ, 3.82%, 6/17/48(2)	793,333	796,523
Triton Container Finance IV LLC, Series 2017-2A, Class A SEQ, 3.62%, 8/20/42(2)	917,693	901,321
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2 SEQ, 4.07%, 2/16/43(2)	1,493,750	1,490,250
Vertical Bridge CC LLC, Series 2016-2A, Class A SEQ, 5.19%, 10/15/46(2)	981,248	989,617
VOLT LIX LLC, Series 2017-NPL6, Class A1 SEQ, VRN, 3.25%, 5/25/47(2)(10)	542,626	541,305
VOLT LVII LLC, Series 2017-NPL4, Class A1 SEQ, VRN, 3.375%, 4/25/47(2)(10)	380,326	380,024
TOTAL ASSET-BACKED SECURITIES (Cost $44,031,988)		43,992,469
BANK LOAN OBLIGATIONS(4) — 15.8%
Advertising — 0.1%
Polyconcept Investments B.V., USD 2016 Term Loan B, 5.83%, 8/16/23, resets monthly off the 1-month LIBOR plus 3.75%	298,770	300,637
Aerospace and Defense — 0.7%
Accudyne Industries, LLC, 2017 Term Loan, 5.33%, 8/18/24, resets monthly off the 1-month LIBOR plus 3.25%	109,709	110,104
DAE Aviation Holdings, Inc., 1st Lien Term Loan, 5.83%, 7/7/22, resets monthly off the 1-month LIBOR plus 3.75%	458,109	455,603
Jazz Acquisition, Inc., 1st Lien Term Loan, 5.83%, 6/19/21, resets quarterly off the 3-month LIBOR plus 3.50%	244,161	238,870
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, 7.07%, 11/28/21, resets monthly off the 1-month LIBOR plus 5.00%	422,667	423,459
TransDigm, Inc., 2018 Term Loan F, 4.58%, 6/9/23, resets monthly off the 1-month LIBOR plus 2.50%	536,691	537,620
		1,765,656
Chemicals — 0.3%
Ascend Performance Materials Operations LLC, Term Loan B, 7.58%, 8/12/22, resets quarterly off the 3-month LIBOR plus 5.25%	365,232	367,743
Vectra Co., 1st Lien Term Loan, 3/8/25(5)	500,000	500,625
		868,368

Commercial Services and Supplies — 0.4%
Pre-Paid Legal Services, Inc., 2018 1st Lien Term Loan, 5.34%, 5/1/25, resets monthly off the 1-month LIBOR plus 3.25%		62,437	62,775
Prime Security Services Borrower, LLC, 2016 1st Lien Term Loan, 4.83%, 5/2/22, resets monthly off the 1-month LIBOR plus 2.75%		126,206	126,564
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 4.83%, 3/1/21, resets monthly off the 1-month LIBOR plus 2.75%		464,416	464,416
Stiphout Finance LLC, USD 1st Lien Term Loan, 5.08%, 10/26/22, resets monthly off the 1-month LIBOR plus 3.00%		74,903	75,090
Syniverse Holdings, Inc., 2018 1st Lien Term Loan, 7.08%, 3/9/23, resets monthly off the 1-month LIBOR plus 5.00%		64,568	64,743
TNS, Inc., 2013 Term Loan B, 6.08%, 8/14/22, resets monthly off the 1-month LIBOR plus 4.00%		247,212	248,603
			1,042,191
Communications — 0.8%
GTT Communications, Inc., 2018 EUR Term Loan, 3.25%, 5/31/25, resets quarterly off the 3-month Euribor plus 3.25%	EUR	372,184	432,223
MH Sub I, LLC, 2017 1st Lien Term Loan, 5.83%, 9/13/24, resets monthly off the 1-month LIBOR plus 3.75%		$764,712	767,511
Parexel International Corporation, Term Loan B, 4.83%, 9/27/24, resets monthly off the 1-month LIBOR plus 2.75%		543,814	542,795
Windstream Services, LLC, Repriced Term Loan B6, 3/29/21(5)		77,586	73,280
Windstream Services, LLC, Repriced Term Loan B6, 6.08%, 3/29/21, resets monthly off the 1-month LIBOR plus 4.00%		423,010	399,533
			2,215,342
Communications Equipment — 0.3%
Masergy Communications, 2017 1st Lien Term Loan, 5.58%, 12/15/23, resets quarterly off the 3-month LIBOR plus 3.25%		405,093	405,600
Radiate Holdco, LLC, 1st Lien Term Loan, 5.08%, 2/1/24, resets monthly off the 1-month LIBOR plus 3.00%		485,373	481,582
			887,182
Construction and Engineering — 0.2%
KBR, Inc., 2018 Term Loan B, 5.81%, 4/25/25, resets quarterly off the 3-month LIBOR plus 3.75%		375,000	378,049
Construction Materials — 0.3%
Caelus Energy Alaska O3, LLC, 2nd Lien Term Loan, 9.83%, 4/15/20, resets quarterly off the 3-month LIBOR plus 7.50%		176,969	164,581
CPG International Inc., 2017 Term Loan, 6.25%, 5/3/24, resets semi-annually off the 6-month LIBOR plus 3.75%		339,329	340,249
Pisces Midco, Inc., 2018 Term Loan, 6.09%, 4/12/25, resets quarterly off the 3-month LIBOR plus 3.75%		243,991	244,793
			749,623
Consumer Discretionary — 0.4%
National Vision, Inc., 2017 Repriced Term Loan, 4.83%, 11/20/24, resets monthly off the 1-month LIBOR plus 2.75%		415,541	417,230
NPC International, Inc., 1st Lien Term Loan, 5.58%, 4/19/24, resets monthly off the 1-month LIBOR plus 3.50%		108,290	109,339
William Morris Endeavor Entertainment, LLC, 2018 1st Lien Term Loan, 4.93%, 5/18/25, resets bi-monthly off the 2-month LIBOR plus 2.75%		42,685	42,588
William Morris Endeavor Entertainment, LLC, 2018 1st Lien Term Loan, 4.93%, 5/18/25, resets bi-monthly off the 2-month LIBOR plus 2.75%		467,591	466,520
			1,035,677
Consumer Finance†
ASP MCS Acquisition Corp., Term Loan B, 7.08%, 5/18/24, resets quarterly off the 3-month LIBOR plus 4.75%		55,164	52,406
Consumer, Cyclical — 0.1%
Financiere Dry Mix Solutions S.A.S., EUR 1st Lien Term Loan, 3.50%, 3/8/24, resets quarterly off the 3-month Euribor plus 3.50%	EUR	35,284	41,254
Financiere Dry Mix Solutions S.A.S., EUR 1st Lien Term Loan, 3.50%, 3/8/24, resets quarterly off the 3-month Euribor plus 3.50%	EUR	40,325	47,148
Financiere Dry Mix Solutions S.A.S., EUR 1st Lien Term Loan, 3.50%, 3/8/24, resets quarterly off the 3-month Euribor plus 3.50%	EUR	98,795	115,512
			203,914

Consumer, Non-cyclical — 0.1%
Concentra Inc., 2018 1st Lien Term Loan, 4.85%, 6/1/22, resets monthly off the 1-month LIBOR plus 2.75%		$131,746	132,103
Moran Foods LLC, Term Loan, 8.08%, 12/5/23, resets monthly off the 1-month LIBOR plus 6.00%		130,608	101,547
			233,650
Containers and Packaging — 0.6%
BWAY Holding Company, 2017 Term Loan B, 5.58%, 4/3/24, resets quarterly off the 3-month LIBOR plus 3.25%		1,235	1,233
BWAY Holding Company, 2017 Term Loan B, 5.58%, 4/3/24, resets quarterly off the 3-month LIBOR plus 3.25%		487,728	487,158
Flex Acquisition Company, Inc., 1st Lien Term Loan, 5.34%, 12/29/23, resets quarterly off the 3-month LIBOR plus 3.00%		651,056	650,942
Verallia Packaging S.A.S., 2018 EUR Term Loan C, 8/29/25(5)	EUR	106,667	124,247
Verallia Packaging S.A.S., EUR Term Loan B4, 10/29/22(5)	EUR	244,286	282,658
			1,546,238
Diversified Financial Services — 0.5%
AqGen Ascensus, Inc., 2017 Repriced Term Loan, 5.67%, 12/5/22, resets bi-monthly off the 2-month LIBOR plus 3.50%		$135,428	136,021
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.33%, 10/3/23, resets monthly off the 1-month LIBOR plus 3.25%		104,735	105,049
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.33%, 10/3/23, resets monthly off the 1-month LIBOR plus 3.25%		144,637	145,070
Genuine Financial Holdings, LLC, 2018 1st Lien Term Loan, 6/27/25(5)		500,000	500,000
Hub International Limited, 2018 Term Loan B, 5.34%, 4/25/25, resets quarterly off the 3-month LIBOR plus 3.00%		498,750	499,037
Hub International Limited, 2018 Term Loan B, 5.16%, 4/25/25, resets quarterly off the 3-month LIBOR plus 3.00%		1,250	1,251
			1,386,428
Diversified Telecommunication Services — 1.1%
CenturyLink, Inc., 2017 Term Loan B, 4.83%, 1/31/25, resets monthly off the 1-month LIBOR plus 2.75%		469,522	462,890
Frontier Communications Corp., 2017 Term Loan B1, 6/15/24(5)		232,784	229,915
Frontier Communications Corp., 2017 Term Loan B1, 5.83%, 6/15/24, resets monthly off the 1-month LIBOR plus 3.75%		248,121	245,063
Hargray Communications Group, Inc., 2017 Term Loan B, 5.08%, 5/16/24, resets monthly off the 1-month LIBOR plus 3.00%		459,959	462,259
Intelsat Jackson Holdings S.A., 2017 Term Loan B4, 6.58%, 1/2/24, resets monthly off the 1-month LIBOR plus 4.50%		99,619	104,725
Intelsat Jackson Holdings S.A., 2017 Term Loan B5, 6.625%, 1/2/24		326,455	342,470
TDC A/S, EUR Term Loan, 5/31/25(5)	EUR	607,907	710,792
Telesat Canada, Term Loan B4, 4.84%, 11/17/23, resets quarterly off the 3-month LIBOR plus 2.50%		$197,303	197,960
Windstream Services, LLC, Term Loan B7, 2/17/24(5)		52,521	45,825
			2,801,899
Energy — 0.1%
BCP Renaissance Parent LLC, 2017 Term Loan B, 5.84%, 10/31/24, resets quarterly off the 3-month LIBOR plus 3.50%		72,573	72,956
Oxbow Carbon LLC, 2017 1st Lien Term Loan B, 5.83%, 1/4/23, resets monthly off the 1-month LIBOR plus 3.75%		43,386	43,848
Traverse Midstream Partners LLC, 2017 Term Loan, 6.34%, 9/27/24, resets quarterly off the 3-month LIBOR plus 4.00%		40,662	40,874
			157,678
Energy Equipment and Services — 0.3%
Murray Energy Corporation, Term Loan B2, 9.33%, 4/16/20, resets monthly off the 1-month LIBOR plus 7.25%		876,832	823,674
Engineering and Construction†
TRC Companies, Inc., Term Loan, 5.58%, 6/21/24, resets monthly off the 1-month LIBOR plus 3.50%		94,522	94,907
Equity Real Estate Investment Trusts (REITs) — 0.1%
Communications Sales & Leasing, Inc., 2017 Term Loan B, 5.08%, 10/24/22, resets monthly off the 1-month LIBOR plus 3.00%		219,223	210,271

Financial Services — 0.2%
Asurion LLC, 2017 Term Loan B4, 5.08%, 8/4/22, resets monthly off the 1-month LIBOR plus 3.00%		240,266	240,502
Asurion LLC, 2018 Term Loan B6, 5.08%, 11/3/23, resets monthly off the 1-month LIBOR plus 3.00%		239,315	239,330
			479,832
Food and Staples Retailing — 0.2%
Albertsons, LLC, 2018 ABL Last Out Term Loan, 5/2/23(5)		410,937	410,680
Hearthside Food Solutions, LLC, 2018 Term Loan B, 5.06%, 5/23/25, resets quarterly off the 3-month LIBOR plus 3.00%		178,296	177,220
			587,900
Health Care Providers and Services — 0.9%
Auris Luxembourg III S.a.r.l., 2018 EUR Term Loan B, 7/20/25(5)	EUR	464,170	545,941
BioClinica, Inc., 1st Lien Term Loan, 6.63%, 10/20/23, resets quarterly off the 3-month LIBOR plus 4.25%		$202,082	192,483
BioClinica, Inc., 1st Lien Term Loan, 6.63%, 10/20/23, resets quarterly off the 3-month LIBOR plus 4.25%		62,033	59,086
BioClinica, Inc., 1st Lien Term Loan, 6.44%, 10/20/23, resets quarterly off the 3-month LIBOR plus 4.25%		158	151
BioClinica, Inc., 1st Lien Term Loan, 6.63%, 10/20/23, resets quarterly off the 3-month LIBOR plus 4.25%		15,508	14,771
BioClinica, Inc., 1st Lien Term Loan, 6.44%, 10/20/23, resets quarterly off the 3-month LIBOR plus 4.25%		633	603
BioClinica, Inc., 1st Lien Term Loan, 6.63%, 10/20/23, resets quarterly off the 3-month LIBOR plus 4.25%		31,333	29,845
Jaguar Holding Company II, 2018 Term Loan, 4.58%, 8/18/22, resets monthly off the 1-month LIBOR plus 2.50%		669,591	670,723
nThrive, Inc., 2016 1st Lien Term Loan, 6.58%, 10/20/22, resets monthly off the 1-month LIBOR plus 4.50%		242,552	243,058
Team Health Holdings, Inc., 1st Lien Term Loan, 4.83%, 2/6/24, resets monthly off the 1-month LIBOR plus 2.75%		94,053	91,584
Tecomet Inc., 2017 Repriced Term Loan, 5.60%, 5/1/24, resets monthly off the 1-month LIBOR plus 3.50%		96,225	96,812
Wink Holdco, Inc., 1st Lien Term Loan B, 12/2/24(5)		250,000	249,531
Wink Holdco, Inc., 1st Lien Term Loan B, 5.08%, 12/2/24, resets monthly off the 1-month LIBOR plus 3.00%		249,373	248,906
			2,443,494
Hotels, Restaurants and Leisure — 0.1%
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.33%, 2/16/24, resets monthly off the 1-month LIBOR plus 2.25%		81,970	82,021
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.33%, 2/16/24, resets monthly off the 1-month LIBOR plus 2.25%		100,437	100,499
Scientific Games International, Inc., 2018 Term Loan B5, 4.92%, 8/14/24, resets bi-monthly off the 2-month LIBOR plus 2.75%		131,258	131,504
Scientific Games International, Inc., 2018 Term Loan B5, 4.83%, 8/14/24, resets monthly off the 1-month LIBOR plus 2.75%		31,213	31,272
			345,296
Household Durables — 0.2%
Wilsonart LLC, 2017 Term Loan B, 12/19/23(5)		500,000	502,108
Industrial — 0.4%
Compass Power Generation LLC, 2017 Term Loan B, 5.83%, 12/20/24, resets monthly off the 1-month LIBOR plus 3.75%		127,900	128,873
EXC Holdings III Corp., EUR 2017 1st Lien Term Loan, 3.50%, 12/2/24, resets quarterly off the 3-month Euribor plus 3.50%	EUR	19,872	23,198
EXC Holdings III Corp., USD 2017 1st Lien Term Loan, 5.83%, 12/2/24, resets quarterly off the 3-month LIBOR plus 3.50%		$387,010	390,638
Savage Enterprises LLC, 2018 1st Lien Term Loan B, 6/26/25(5)		354,232	355,783
SIG Combibloc PurchaseCo Sarl, 2017 EUR Term Loan, 3.25%, 3/13/22, resets monthly off the 1-month Euribor plus 3.25%	EUR	83,235	97,442
			995,934
Industrial Conglomerates — 0.2%
Gates Global LLC, 2017 USD Repriced Term Loan B, 5.08%, 4/1/24, resets quarterly off the 3-month LIBOR plus 2.75%		$494,388	496,261
Insurance — 0.2%
Alliant Holdings I, Inc., 2018 Term Loan B, 5.08%, 5/9/25, resets monthly off the 1-month LIBOR plus 3.00%		500,000	500,598

Genworth Financial, Inc., Term Loan, 6.58%, 3/7/23, resets monthly off the 1-month LIBOR plus 4.50%		43,366	44,315
			544,913
Internet Software and Services — 0.3%
Ancestry.com Operations Inc., 2017 1st Lien Term Loan, 5.33%, 10/19/23, resets monthly off the 1-month LIBOR plus 3.25%		494,765	496,388
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, 5.36%, 11/3/23, resets quarterly off the 3-month LIBOR plus 3.00%		322,069	320,962
			817,350
IT Services — 0.7%
Everest Bidco S.A.S., 2018 EUR Term Loan, 5/31/25(5)	EUR	265,332	307,359
First Data Corporation, 2017 USD Term Loan, 4.07%, 7/8/22, resets monthly off the 1-month LIBOR plus 2.00%		$407,231	407,716
First Data Corporation, 2024 USD Term Loan, 4.07%, 4/26/24, resets monthly off the 1-month LIBOR plus 2.00%		572,908	573,401
Netsmart Technologies, Inc., Term Loan D1, 5.83%, 4/19/23, resets monthly off the 1-month LIBOR plus 3.75%		349,877	351,416
Travelport Finance (Luxembourg) S.a.r.l., 2018 Term Loan B, 4.83%, 3/17/25, resets quarterly off the 3-month LIBOR plus 2.50%		183,969	183,969
			1,823,861
Life Sciences Tools and Services — 0.1%
Syneos Health, Inc., 2018 Term Loan B, 4.08%, 8/1/24, resets monthly off the 1-month LIBOR plus 2.00%		15,245	15,256
Syneos Health, Inc., 2018 Term Loan B, 4.08%, 8/1/24, resets monthly off the 1-month LIBOR plus 2.00%		105,758	105,832
Syneos Health, Inc., 2018 Term Loan B, 4.08%, 8/1/24, resets monthly off the 1-month LIBOR plus 2.00%		66,317	66,364
			187,452
Machinery — 0.4%
DXP Enterprises, Inc., 2017 Term Loan B, 6.83%, 8/29/23, resets monthly off the 1-month LIBOR plus 4.75%		66,651	67,109
Filtration Group Corporation, 2018 EUR Term Loan, 3.50%, 3/29/25, resets quarterly off the 3-month Euribor plus 3.50%	EUR	209,381	244,718
Pro Mach Group, Inc., 2018 Term Loan B, 3/7/25(5)		$500,000	497,345
Titan Acquisition Limited, 2018 Term Loan B, 5.08%, 3/28/25, resets monthly off the 1-month LIBOR plus 3.00%		352,196	346,889
			1,156,061
Media — 1.0%
Acosta Holdco, Inc., 2015 Term Loan, 5.33%, 9/26/21, resets monthly off the 1-month LIBOR plus 3.25%		129,015	101,096
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 5.33%, 7/23/21, resets monthly off the 1-month LIBOR plus 3.25%		707	670
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 5.33%, 7/23/21, resets monthly off the 1-month LIBOR plus 3.25%		271,465	257,384
Checkout Holding Corp., 1st Lien Term Loan, 5.58%, 4/9/21, resets monthly off the 1-month LIBOR plus 3.50%		350,549	223,599
CSC Holdings, LLC, 2017 1st Lien Term Loan, 4.32%, 7/17/25, resets monthly off the 1-month LIBOR plus 2.25%		194,104	193,359
Emerald Expositions Holding, Inc., 2017 Term Loan B, 4.83%, 5/22/24, resets monthly off the 1-month LIBOR plus 2.75%		479,699	482,172
Getty Images, Inc., Term Loan B, 5.57%, 10/18/19, resets monthly off the 1-month LIBOR plus 3.50%		426,830	419,226
National CineMedia, LLC, 2018 Term Loan B, 5.09%, 10/31/21, resets monthly off the 1-month LIBOR plus 3.00%		41,382	41,505
PSAV Holdings LLC, 2018 1st Lien Term Loan, 5.59%, 3/1/25, resets quarterly off the 3-month LIBOR plus 3.25%		23,062	22,940
PSAV Holdings LLC, 2018 1st Lien Term Loan, 5.42%, 3/1/25, resets bi-monthly off the 2-month LIBOR plus 3.25%		23,446	23,322
PSAV Holdings LLC, 2018 1st Lien Term Loan, 5.35%, 3/1/25, resets monthly off the 1-month LIBOR plus 3.25%		38,224	38,021
Unitymedia Finance LLC, Term Loan B, 4.32%, 9/30/25, resets monthly off the 1-month LIBOR plus 2.25%		189,923	189,657
Unitymedia Hessen GmbH & Co. KG, EUR Term Loan C, 2.75%, 1/15/27, resets semi-annually off the 6-month Euribor plus 2.75%	EUR	98,508	115,147
Virgin Media Bristol LLC, Term Loan K, 4.57%, 1/15/26, resets monthly off the 1-month LIBOR plus 2.50%		$193,885	193,880
Ziggo Secured Finance BV, EUR Term Loan F, 3.00%, 4/15/25, resets semi-annually off the 6-month Euribor plus 3.00%	EUR	370,632	429,916
			2,731,894

Metals and Mining — 0.3%
TurboCombustor Technology, Inc., New Term Loan B, 12/2/20(5)	$135,110	127,341
TurboCombustor Technology, Inc., New Term Loan B, 6.58%, 12/2/20, resets monthly off the 1-month LIBOR plus 4.50%	298,670	281,497
WireCo WorldGroup, Inc., 1st Lien Term Loan, 7.08%, 9/30/23, resets monthly off the 1-month LIBOR plus 5.00%	255,368	258,960
		667,798
Oil, Gas and Consumable Fuels — 0.1%
Keane Group Holdings, LLC, 2018 1st Lien Term Loan, 5.875%, 5/25/25, resets monthly off the 1-month LIBOR plus 3.75%	94,656	93,946
Ultra Resources, Inc., 1st Lien Term Loan, 5.08%, 4/12/24, resets monthly off the 1-month LIBOR plus 3.00%	39,263	35,999
Ultra Resources, Inc., 1st Lien Term Loan, 5.08%, 4/12/24, resets monthly off the 1-month LIBOR plus 3.00%	44,872	41,142
Ultra Resources, Inc., 1st Lien Term Loan, 5.08%, 4/12/24, resets monthly off the 1-month LIBOR plus 3.00%	134,615	123,425
		294,512
Personal Products — 0.1%
KIK Custom Products, Inc., 2015 Term Loan B, 6.08%, 5/15/23, resets monthly off the 1-month LIBOR plus 4.00%	80,238	79,703
KIK Custom Products, Inc., 2015 Term Loan B, 6.08%, 5/15/23, resets monthly off the 1-month LIBOR plus 4.00%	142,978	142,025
KIK Custom Products, Inc., 2015 Term Loan B, 6.08%, 5/15/23, resets monthly off the 1-month LIBOR plus 4.00%	99,491	98,828
KIK Custom Products, Inc., 2015 Term Loan B, 6.08%, 5/15/23, resets monthly off the 1-month LIBOR plus 4.00%	46,137	45,830
		366,386
Pharmaceuticals — 0.5%
Packaging Coordinators Midco, Inc., 1st Lien Term Loan, 6.34%, 6/30/23, resets quarterly off the 3-month LIBOR plus 4.00%	431,238	432,588
U.S. Anesthesia Partners, Inc., 2017 Term Loan, 5.08%, 6/23/24, resets monthly off the 1-month LIBOR plus 3.00%	910,984	912,597
		1,345,185
Real Estate Management and Development — 0.1%
Brookfield WEC Holdings Inc., 2018 1st Lien Term Loan, 7/25/25(5)	238,092	239,934
Brookfield WEC Holdings Inc., 2018 2nd Lien Term Loan, 7/25/26(5)	66,166	67,448
Capital Automotive L.P., 2017 2nd Lien Term Loan, 8.08%, 3/24/25, resets monthly off the 1-month LIBOR plus 6.00%	44,238	45,012
		352,394
Retail — 0.1%
IRB Holding Corp, 1st Lien Term Loan, 5.35%, 2/5/25, resets monthly off the 1-month LIBOR plus 3.25%	89,282	89,952
IRB Holding Corp, 1st Lien Term Loan, 5.35%, 2/5/25, resets monthly off the 1-month LIBOR plus 3.25%	71,748	72,286
		162,238
Semiconductors and Semiconductor Equipment — 0.1%
Microchip Technology Incorporated, 2018 Term Loan B, 4.08%, 5/29/25, resets monthly off the 1-month LIBOR plus 2.00%	197,554	198,295
Software — 2.1%
Autodata, Inc., 1st Lien Term Loan, 12/13/24(5)	249,375	249,998
Autodata, Inc., 1st Lien Term Loan, 5.33%, 12/13/24, resets monthly off the 1-month LIBOR plus 3.25%	112,531	112,812
Epicor Software Corporation, 1st Lien Term Loan, 6/1/22(5)	250,000	249,866
Epicor Software Corporation, 1st Lien Term Loan, 5.33%, 6/1/22, resets monthly off the 1-month LIBOR plus 3.25%	259,522	259,383
Eze Castle Software Inc., 2017 1st Lien Term Loan, 5.08%, 4/6/20, resets monthly off the 1-month LIBOR plus 3.00%	496,110	497,973
Kronos Incorporated, 2017 Term Loan B, 5.36%, 11/1/23, resets quarterly off the 3-month LIBOR plus 3.00%	498,750	500,847
Mavenir Systems, Inc., 2018 Term Loan B, 8.10%, 5/8/25, resets quarterly off the 3-month LIBOR plus 6.00%	213,178	213,178

Press Ganey Holdings, Inc., 2018 1st Lien Term Loan, 4.83%, 10/23/23, resets monthly off the 1-month LIBOR plus 2.75%		406,284	406,982
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, 5.99%, 4/26/24, resets semi-annually off the 6-month LIBOR plus 3.50%		274,354	273,611
Quest Software US Holdings Inc., 2018 1st Lien Term Loan, 6.58%, 5/16/25, resets quarterly off the 3-month LIBOR plus 4.25%		36,991	36,887
Quest Software US Holdings Inc., 2018 1st Lien Term Loan, 6.58%, 5/16/25, resets quarterly off the 3-month LIBOR plus 4.25%		106,348	106,050
Quest Software US Holdings Inc., 2018 1st Lien Term Loan, 6.58%, 5/16/25, resets quarterly off the 3-month LIBOR plus 4.25%		109,100	108,793
RP Crown Parent, LLC, 2016 Term Loan B, 4.83%, 10/12/23, resets monthly off the 1-month LIBOR plus 2.75%		246,406	247,254
Salient CRGT, Inc., 2017 Term Loan, 7.83%, 2/25/22, resets monthly off the 1-month LIBOR plus 5.75%		106,093	107,685
SolarWinds Holdings, Inc., 2018 Term Loan B, 5.08%, 2/5/24, resets monthly off the 1-month LIBOR plus 3.00%		845,197	849,187
Sophia, L.P., 2017 Term Loan B, 5.58%, 9/30/22, resets quarterly off the 3-month LIBOR plus 3.25%		741,508	743,625
STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan, 7.59%, 6/30/22, resets quarterly off the 3-month LIBOR plus 5.25%		491,348	491,348
Weld North Education, LLC, Term Loan B, 6.59%, 2/7/25, resets quarterly off the 3-month LIBOR plus 4.25%		108,017	108,557
			5,564,036
Specialty Retail — 0.3%
Eyemart Express LLC, 2017 Term Loan B, 5.125%, 8/4/24, resets monthly off the 1-month LIBOR plus 3.00%		249,372	250,074
Harbor Freight Tools USA, Inc., 2018 Term Loan B, 4.58%, 8/18/23, resets monthly off the 1-month LIBOR plus 2.50%		584,757	583,514
Petco Animal Supplies, Inc., 2017 Term Loan B, 5.59%, 1/26/23, resets quarterly off the 3-month LIBOR plus 3.25%		45,849	33,097
			866,685
Technology Hardware, Storage and Peripherals — 0.3%
Dell International LLC, 2017 Term Loan A2, 3.83%, 9/7/21, resets monthly off the 1-month LIBOR plus 1.75%		93,813	93,843
Optiv Security, Inc., 1st Lien Term Loan, 5.31%, 2/1/24, resets monthly off the 1-month LIBOR plus 3.25%		142,659	139,137
Tempo Acquisition LLC, Term Loan, 5.08%, 5/1/24, resets monthly off the 1-month LIBOR plus 3.00%		536,429	537,580
			770,560
Textiles, Apparel and Luxury Goods — 0.1%
Ascena Retail Group, Inc., 2015 Term Loan B, 6.625%, 8/21/22, resets monthly off the 1-month LIBOR plus 4.50%		277,454	254,738
Utilities — 0.2%
Gamma Infrastructure III B.V., EUR 1st Lien Term Loan B, 3.50%, 1/9/25, resets quarterly off the 3-month Euribor plus 3.50%	EUR	163,587	191,291
Research Now Group, Inc., 2017 1st Lien Term Loan, 7.86%, 12/20/24, resets quarterly off the 3-month LIBOR plus 5.50%		$294,069	292,600
			483,891
Wireless Telecommunication Services — 0.2%
Sprint Communications, Inc., 1st Lien Term Loan B, 4.625%, 2/2/24, resets monthly off the 1-month LIBOR plus 2.50%		267,416	267,817
WP CPP Holdings, LLC, 2018 Term Loan, 4/30/25(5)		69,428	69,602
WP CPP Holdings, LLC, 2018 Term Loan, 6.28%, 4/30/25, resets semi-annually off the 6-month LIBOR plus 3.75%		206,601	207,117
			544,536
TOTAL BANK LOAN OBLIGATIONS (Cost $41,805,238)			41,737,400
COMMON STOCKS — 14.6%
Aerospace and Defense — 0.2%
United Technologies Corp.		3,590	487,307
Airlines†
American Airlines Group, Inc.		894	35,349
Delta Air Lines, Inc.		720	39,182

Southwest Airlines Co.	715	41,585
		116,116
Automobiles — 0.4%
General Motors Co.	28,040	1,062,996
Biotechnology — 0.4%
AbbVie, Inc.	3,450	318,193
Amgen, Inc.	1,920	377,376
Gilead Sciences, Inc.	4,620	359,575
		1,055,144
Chemicals — 0.5%
RPM International, Inc.	21,090	1,357,563
Commercial Services and Supplies — 0.1%
KAR Auction Services, Inc.	6,250	371,563
Communications Equipment — 0.4%
Cisco Systems, Inc.	23,400	989,586
Consumer Discretionary†
CHC Group LLC (Ordinary Membership Interest)(6)	1,954	15,632
Containers and Packaging — 0.5%
Packaging Corp. of America	2,910	328,539
Sonoco Products Co.	19,650	1,096,863
		1,425,402
Distributors — 0.4%
Genuine Parts Co.	11,400	1,109,334
Electric Utilities — 0.4%
Alliant Energy Corp.	23,040	990,029
Electrical Equipment — 0.5%
Hubbell, Inc.	9,630	1,186,897
Equity Real Estate Investment Trusts (REITs) — 4.4%
AIMS AMP Capital Industrial REIT	320,169	331,611
American Campus Communities, Inc.	5,800	239,250
Automotive Properties Real Estate Investment Trust	28,118	226,526
CapitaLand Retail China Trust	380,300	433,000
Centuria Industrial REIT	81,431	159,718
Charter Hall Retail REIT	89,601	274,930
Chesapeake Lodging Trust	16,033	513,377
Colony Capital, Inc.	63,488	391,086
Dream Industrial Real Estate Investment Trust	34,384	274,364
Fortune Real Estate Investment Trust	291,000	363,331
Frasers Logistics & Industrial Trust	312,739	241,213
HCP, Inc.	16,000	414,400
Intervest Offices & Warehouses NV	14,197	371,868
Invesco Office J-Reit, Inc.	3,387	474,056
Keppel DC REIT	79,700	82,548
Kimco Realty Corp.	29,185	487,098
Kite Realty Group Trust	26,867	453,246
Kiwi Property Group Ltd.	322,595	297,938
Klepierre SA	3,934	148,449
Mercialys SA	12,177	218,144
Merlin Properties Socimi SA	15,783	233,467

MGM Growth Properties LLC, Class A	11,700	354,510
New South Resources Ltd.(6)	249,410	316,862
NIPPON REIT Investment Corp.	62	192,130
NSI NV	7,754	302,389
Park Hotels & Resorts, Inc.	3,957	123,775
QTS Realty Trust, Inc., Class A	7,300	312,075
Sabra Health Care REIT, Inc.	25,547	552,071
Slate Retail REIT	34,849	342,369
STAG Industrial, Inc.	19,229	525,336
Star Asia Investment Corp.	421	405,130
Sunlight Real Estate Investment Trust	611,500	426,933
Ventas, Inc.	5,800	327,004
VEREIT, Inc.	36,500	278,495
Vicinity Centres	167,325	330,675
Wereldhave NV	7,157	265,968
		11,685,342
Food and Staples Retailing — 0.1%
Sysco Corp.	5,340	358,901
Food Products — 0.5%
Hershey Co. (The)	10,520	1,033,169
Pinnacle Foods, Inc.	5,690	377,930
		1,411,099
Gas Utilities — 0.6%
New Jersey Resources Corp.	23,970	1,108,612
UGI Corp.	6,850	364,009
		1,472,621
Health Care Equipment and Supplies — 0.1%
Medtronic plc	4,140	373,552
Health Care Providers and Services — 0.1%
Cardinal Health, Inc.	5,370	268,232
Hotels, Restaurants and Leisure — 0.3%
Carnival Corp.	11,930	706,733
Household Durables — 0.5%
Garmin Ltd.	17,060	1,065,397
Whirlpool Corp.	2,090	273,999
		1,339,396
Industrial Conglomerates — 0.1%
Toshiba Corp.(6)	94,606	290,210
Machinery — 0.2%
Cummins, Inc.	2,060	294,189
PACCAR, Inc.	5,350	351,602
		645,791
Media†
MDC Partners, Inc., Class A(6)	20,833	106,248
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Apollo Commercial Real Estate Finance, Inc.	15,400	293,986
Granite Point Mortgage Trust, Inc.	24,667	468,673
MFA Financial, Inc.	37,600	302,680
Starwood Property Trust, Inc.	22,191	506,843

TPG RE Finance Trust, Inc.	21,949	452,588
		2,024,770
Multi-Utilities — 0.8%
DTE Energy Co.	9,260	1,005,081
Public Service Enterprise Group, Inc.	18,870	972,937
		1,978,018
Oil, Gas and Consumable Fuels — 0.9%
Phillips 66	9,400	1,159,396
Valero Energy Corp.	9,590	1,134,976
		2,294,372
Pharmaceuticals — 0.6%
Eli Lilly & Co.	4,100	405,121
Johnson & Johnson	7,860	1,041,607
		1,446,728
Real Estate Management and Development — 0.1%
VICI Properties, Inc.	17,267	351,383
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom, Inc.	1,440	319,349
Texas Instruments, Inc.	3,260	362,903
		682,252
Specialty Retail — 0.1%
Penske Automotive Group, Inc.	7,310	381,582
Technology Hardware, Storage and Peripherals — 0.1%
HP, Inc.	15,770	363,972
Trading Companies and Distributors — 0.1%
Aircastle Ltd.	5,838	121,022
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.(6)	2,130	127,800
TOTAL COMMON STOCKS (Cost $36,748,642)		38,597,593
CORPORATE BONDS — 12.7%
Aerospace and Defense — 0.3%
BBA US Holdings, Inc., 5.375%, 5/1/26(2)	49,000	49,490
Pioneer Holdings LLC / Pioneer Finance Corp., 9.00%, 11/1/22(2)	327,000	338,445
TransDigm UK Holdings plc, 6.875%, 5/15/26(2)	500,000	513,750
		901,685
Air Freight and Logistics — 0.2%
XPO Logistics, Inc., 6.50%, 6/15/22(2)	562,000	579,562
Airlines — 0.4%
Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 2/15/19(2)	445,000	445,779
United Continental Holdings, Inc., 5.00%, 2/1/24	522,000	512,865
		958,644
Automobiles — 0.1%
Tesla, Inc., 5.30%, 8/15/25(2)	219,000	192,994
Commercial Services and Supplies — 0.8%
APTIM Corp., 7.75%, 6/15/25(2)	388,000	323,980
Iron Mountain, Inc., 5.25%, 3/15/28(2)	240,000	223,200
KAR Auction Services, Inc., 5.125%, 6/1/25(2)	440,000	430,100
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/1/22(2)	344,000	319,060
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(2)	443,000	475,117

Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(2)		114,000	112,433
ServiceMaster Co. LLC (The), 5.125%, 11/15/24(2)		120,000	116,100
			1,999,990
Communications Equipment — 0.5%
Cincinnati Bell, Inc., 8.00%, 10/15/25(2)		179,000	164,232
ViaSat, Inc., 5.625%, 9/15/25(2)		212,000	201,400
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23		272,000	279,480
Zayo Group LLC / Zayo Capital, Inc., 6.375%, 5/15/25		573,000	595,204
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(2)		32,000	31,760
			1,272,076
Construction and Engineering — 0.4%
AECOM, 5.125%, 3/15/27		760,000	739,100
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26(2)		212,000	215,379
SBA Communications Corp., 4.875%, 7/15/22		126,000	125,843
			1,080,322
Construction Materials — 0.4%
CPG Merger Sub LLC, 8.00%, 10/1/21(2)		518,000	525,770
Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 6/1/25(2)		556,000	528,895
			1,054,665
Consumer Finance — 0.1%
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(2)		102,000	102,383
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(2)		69,000	68,310
			170,693
Consumer Staples — 0.3%
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23(2)		323,000	281,818
Sabre GLBL, Inc., 5.375%, 4/15/23(2)		292,000	295,104
Sabre GLBL, Inc., 5.25%, 11/15/23(2)		303,000	305,272
			882,194
Containers and Packaging — 0.7%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(2)		750,000	734,063
BWAY Holding Co., 7.25%, 4/15/25(2)		270,000	263,756
Multi-Color Corp., 4.875%, 11/1/25(2)		450,000	419,625
Silgan Holdings, Inc., 3.25%, 3/15/25	EUR	105,000	125,869
W/S Packaging Holdings, Inc., 9.00%, 4/15/23(2)		$250,000	255,625
			1,798,938
Diversified Financial Services — 0.2%
Intrum AB, 3.125%, 7/15/24(2)	EUR	195,000	215,699
Travelport Corporate Finance plc, 6.00%, 3/15/26(2)		$277,000	282,540
			498,239
Diversified Telecommunication Services — 0.4%
Intelsat Jackson Holdings SA, 9.50%, 9/30/22(2)		462,000	536,497
Level 3 Financing, Inc., 5.625%, 2/1/23		600,000	606,000
			1,142,497
Electronic Equipment, Instruments and Components — 0.1%
WESCO Distribution, Inc., 5.375%, 6/15/24		263,000	259,384
Energy Equipment and Services†
Nabors Industries, Inc., 5.75%, 2/1/25(2)		106,000	100,700
Equity Real Estate Investment Trusts (REITs) — 0.1%
SBA Communications Corp., 4.875%, 9/1/24		212,000	205,640

Food Products — 0.3%
Matterhorn Merger Sub LLC / Matterhorn Finance Sub, Inc., 8.50%, 6/1/26(2)		500,000	478,750
Post Holdings, Inc., 5.00%, 8/15/26(2)		485,000	457,568
			936,318
Health Care Equipment and Supplies — 0.2%
MEDNAX, Inc., 5.25%, 12/1/23(2)		492,000	489,540
Health Care Providers and Services — 0.4%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23		249,000	252,112
HCA, Inc., 5.375%, 2/1/25		644,000	653,660
HCA, Inc., 4.50%, 2/15/27		175,000	170,625
			1,076,397
Hotels, Restaurants and Leisure — 0.5%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(2)		228,000	219,735
Hilton Domestic Operating Co., Inc., 5.125%, 5/1/26(2)		313,000	314,565
IRB Holding Corp., 6.75%, 2/15/26(2)		183,000	174,307
Radisson Hotel Holdings AB, 6.875%, 7/15/23	EUR	362,000	442,397
Scientific Games International, Inc., 5.00%, 10/15/25(2)		$61,000	58,864
Scientific Games International, Inc., 3.375%, 2/15/26(2)	EUR	111,000	125,258
			1,335,126
Industrial — 0.1%
BWX Technologies, Inc., 5.375%, 7/15/26(2)		$189,000	192,307
Pisces Midco, Inc., 8.00%, 4/15/26(2)		100,000	103,500
			295,807
Industrial Conglomerates — 0.1%
Core & Main LP, 6.125%, 8/15/25(2)		219,000	211,335
RBS Global, Inc. / Rexnord LLC, 4.875%, 12/15/25(2)		194,000	187,210
			398,545
Insurance — 0.1%
Genworth Holdings, Inc., 4.90%, 8/15/23		239,000	217,490
Genworth Holdings, Inc., 4.80%, 2/15/24		67,000	59,630
			277,120
Internet Software and Services — 0.2%
Netflix, Inc., 5.875%, 11/15/28(2)		407,000	410,052
Leisure Products — 0.1%
Mattel, Inc., 6.75%, 12/31/25(2)		250,000	243,438
Machinery — 0.4%
SPX FLOW, Inc., 5.875%, 8/15/26(2)		219,000	220,095
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 4/15/26(2)		719,000	645,087
TriMas Corp., 4.875%, 10/15/25(2)		156,000	149,662
Welbilt, Inc., 9.50%, 2/15/24		40,000	43,900
			1,058,744
Media — 1.8%
Altice Finco SA, 7.625%, 2/15/25(2)		250,000	229,688
Altice Luxembourg SA, 7.75%, 5/15/22(2)		250,000	249,687
Altice Luxembourg SA, 7.625%, 2/15/25(2)		250,000	235,000
CBS Radio, Inc., 7.25%, 11/1/24(2)		269,000	254,070
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 1/15/24		387,000	391,837
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(2)		476,000	474,477
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(2)		111,000	106,283

CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(2)		119,000	112,009
Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.50%, 4/1/28(2)		332,000	344,450
CSC Holdings LLC, 5.375%, 2/1/28(2)		287,000	271,132
DKT Finance ApS, 9.375%, 6/17/23(2)		500,000	524,375
GTT Communications, Inc., 7.875%, 12/31/24(2)		480,000	477,600
MDC Partners, Inc., 6.50%, 5/1/24(2)		250,000	221,875
National CineMedia LLC, 5.75%, 8/15/26		390,000	363,675
Sirius XM Radio, Inc., 5.00%, 8/1/27(2)		469,000	447,895
Unison Ground Lease Funding LLC, 6.27%, 3/15/20(2)		171,000	170,038
			4,874,091
Metals and Mining — 0.1%
Compass Minerals International, Inc., 4.875%, 7/15/24(2)		198,000	184,140
Oil, Gas and Consumable Fuels — 1.8%
Bruin E&P Partners LLC, 8.875%, 8/1/23(2)		437,000	441,208
Chaparral Energy, Inc., 8.75%, 7/15/23(2)		170,000	171,063
Comstock Escrow Corp., 9.75%, 8/15/26(2)(7)		213,000	206,610
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(2)		356,000	345,765
Gulfport Energy Corp., 6.00%, 10/15/24		445,000	431,650
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(2)		219,000	220,851
Murray Energy Corp., PIK, 12.00%, 4/15/24(2)		188,000	145,700
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(2)		309,000	309,000
QEP Resources, Inc., 5.625%, 3/1/26		438,000	423,217
Range Resources Corp., 5.00%, 3/15/23		415,000	399,956
Resolute Energy Corp., 8.50%, 5/1/20		216,000	216,540
SM Energy Co., 5.00%, 1/15/24		84,000	81,270
SM Energy Co., 5.625%, 6/1/25		344,000	337,120
SRC Energy, Inc., 6.25%, 12/1/25		421,000	425,210
Talos Production LLC / Talos Production Finance, Inc., 11.00%, 4/3/22(2)		500,000	525,000
Ultra Resources, Inc., 7.125%, 4/15/25(2)		125,000	75,313
			4,755,473
Pharmaceuticals — 0.1%
Charles River Laboratories International, Inc., 5.50%, 4/1/26(2)		133,000	134,995
Software — 0.2%
CDK Global, Inc., 5.875%, 6/15/26		68,000	69,870
CDK Global, Inc., 4.875%, 6/1/27		256,000	251,840
Sophia LP / Sophia Finance, Inc., 9.00%, 9/30/23(2)		194,000	202,449
			524,159
Specialty Retail — 0.4%
Ashtead Capital, Inc., 4.125%, 8/15/25(2)		215,000	205,594
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(2)		219,000	205,104
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25		377,000	354,380
United Rentals North America, Inc., 5.875%, 9/15/26		77,000	78,444
United Rentals North America, Inc., 5.50%, 5/15/27		296,000	294,046
			1,137,568
Technology Hardware, Storage and Peripherals†
Dell International LLC / EMC Corp., 6.02%, 6/15/26(2)		105,000	111,039
Textiles, Apparel and Luxury Goods — 0.1%
PVH Corp., 3.125%, 12/15/27(2)	EUR	213,000	247,201

Transportation and Logistics — 0.1%
Avolon Holdings Funding Ltd., 5.50%, 1/15/23(2)	$66,000	65,835
Wabash National Corp., 5.50%, 10/1/25(2)	219,000	208,050
		273,885
Wireless Telecommunication Services — 0.7%
Sprint Corp., 7.875%, 9/15/23	615,000	657,281
T-Mobile USA, Inc., 6.00%, 4/15/24	150,000	155,625
T-Mobile USA, Inc., 6.375%, 3/1/25	262,000	273,790
T-Mobile USA, Inc., 6.50%, 1/15/26	398,000	418,398
Wind Tre SpA, 5.00%, 1/20/26(2)	250,000	225,700
		1,730,794
TOTAL CORPORATE BONDS (Cost $34,102,647)		33,592,655
COLLATERALIZED LOAN OBLIGATIONS(1) — 9.0%
AMMC CLO XII Ltd., Series 2013-12A, Class ER, VRN, 8.53%, 8/10/18, resets quarterly off the 3-month LIBOR plus 6.18%(2)	1,000,000	1,005,354
Ares XLI CLO Ltd., Series 2016-41A, Class D, VRN, 6.54%, 10/15/18, resets quarterly off the 3-month LIBOR plus 4.20%(2)	1,000,000	1,018,544
Ares XXXVII CLO Ltd., Series 2015-4A, Class CR, VRN, 4.99%, 10/15/18, resets quarterly off the 3-month LIBOR plus 2.65%(2)	750,000	743,018
Atrium XII, Series 12A, Class DR, VRN, 5.15%, 10/22/18, resets quarterly off the 3-month LIBOR plus 2.80%(2)	2,000,000	1,996,222
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class A1AR, VRN, 3.11%, 10/18/18, resets quarterly off the 3-month LIBOR plus 0.78%(2)	500,000	498,628
Bluemountain CLO Ltd., Series 2016-3A, Class C, VRN, 4.74%, 8/15/18, resets quarterly off the 3-month LIBOR plus 2.40%(2)	800,000	802,661
Carlyle Global Market Strategies CLO Ltd., Series 2014-1A, Class DR, VRN, 4.94%, 10/17/18, resets quarterly off the 3-month LIBOR plus 2.60%(2)	1,000,000	985,707
CIFC Funding Ltd., Series 2016-1A, Class D, VRN, 6.35%, 10/22/18, resets quarterly off the 3-month LIBOR plus 4.00%(2)	1,000,000	1,012,251
Covenant Credit Partners CLO II Ltd., Series 2014-2A, Class D, VRN, 5.99%, 10/17/18, resets quarterly off the 3-month LIBOR plus 3.65%(2)	500,000	501,552
Garrison Funding Ltd., Series 2015-1A, Class CR, VRN, 6.23%, 8/25/18, resets quarterly off the 3-month LIBOR plus 3.90%(2)	1,000,000	1,012,808
Jamestown CLO IV Ltd., Series 2014-4A, Class CR, VRN, 4.99%, 10/16/18, resets quarterly off the 3-month LIBOR plus 2.65%(2)	1,000,000	1,000,323
Jamestown CLO XI Ltd., Series 2018-11A, Class C, VRN, 5.76%, 1/14/19, resets quarterly off the 3-month LIBOR plus 3.25%(2)	1,000,000	997,006
JMP Credit Advisors CLO IIIR Ltd., Series 2014-1RA, Class D, VRN, 4.94%, 10/17/18, resets quarterly off the 3-month LIBOR plus 2.60%(2)	1,000,000	987,266
Magnetite XIV Ltd., Series 2015-14X, Class E, VRN, 7.58%, 10/18/18, resets quarterly off the 3-month LIBOR plus 5.25%	500,000	499,977
Northwoods Capital XVI Ltd., Series 2017-16A, Class D, VRN, 5.49%, 8/15/18, resets quarterly off the 3-month LIBOR plus 3.15%(2)	1,000,000	1,003,914
OHA Credit Partners IX Ltd., Series 2013-9A, Class E, VRN, 7.35%, 10/20/18, resets quarterly off the 3-month LIBOR plus 5.00%(2)	1,250,000	1,254,439
OZLM Funding II Ltd., Series 2012-2A, Class CR, VRN, 6.34%, 10/30/18, resets quarterly off the 3-month LIBOR plus 4.00%(2)	500,000	500,869
SOUND POINT CLO XVII, Series 2017-3A, Class D, VRN, 8.85%, 10/20/18, resets quarterly off the 3-month LIBOR plus 6.50%(2)	250,000	255,260
TICP CLO II-2 Ltd., Series 2018-IIA, Class C, VRN, 5.95%, 10/22/18, resets quarterly off the 3-month LIBOR plus 2.95%(2)	1,000,000	988,744
TICP CLO Ltd., Series 2016-6A, Class D, VRN, 6.54%, 10/15/18, resets quarterly off the 3-month LIBOR plus 4.20%(2)	1,000,000	1,008,733
TICP CLO X Ltd., Series 2018-10A, Class D, VRN, 5.15%, 10/22/18, resets quarterly off the 3-month LIBOR plus 2.80%(2)	1,000,000	985,561
Venture XVI CLO Ltd., Series 2014-16A, Class DRR, VRN, 4.85%, 10/15/18, resets quarterly off the 3-month LIBOR plus 2.51%(2)	1,000,000	984,694

Venture XVIII CLO Ltd., Series 2014-18A, Class DR, VRN, 5.44%, 10/16/18, resets quarterly off the 3-month LIBOR plus 3.10%(2)	1,000,000	999,320
Vibrant CLO III Ltd., Series 2015-3A, Class C, VRN, 6.00%, 10/20/18, resets quarterly off the 3-month LIBOR plus 3.65%(2)	1,250,000	1,253,594
WhiteHorse VII Ltd., Series 2013-1A, Class B1L, VRN, 6.03%, 8/24/18, resets quarterly off the 3-month LIBOR plus 3.70%(2)	1,500,000	1,501,548
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $23,702,629)		23,797,993
EXCHANGE-TRADED FUNDS — 8.3%
iShares Global Financials ETF	101,976	6,840,550
iShares International Select Dividend ETF	156,118	5,203,413
iShares Mortgage Real Estate ETF	60,738	2,731,388
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	110,447	3,028,457
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	232,625	4,052,327
TOTAL EXCHANGE-TRADED FUNDS (Cost $20,029,515)		21,856,135
COMMERCIAL MORTGAGE-BACKED SECURITIES(1) — 8.2%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class F, VRN, 4.90%, 8/15/18, resets monthly off the 1-month LIBOR plus 2.83%(2)	1,000,000	998,688
BBCMS Trust, Series 2018-CBM, Class D, VRN, 4.49%, 9/15/18, resets monthly off the 1-month LIBOR plus 2.39%(2)(7)	1,000,000	1,000,312
BHMS, Series 2018-ATLS, Class C, VRN, 3.97%, 8/15/18, resets monthly off the 1-month LIBOR plus 1.90%(2)	1,000,000	1,002,026
BX Trust, Series 2017-SLCT, Class E, VRN, 5.22%, 8/15/18, resets monthly off the 1-month LIBOR plus 3.15%(2)	1,970,061	1,981,138
BX Trust, Series 2017-SLCT, Class F, VRN, 6.32%, 8/15/18, resets monthly off the 1-month LIBOR plus 4.25%(2)	985,031	991,187
BX Trust, Series 2018-BILT, Class E, VRN, 4.49%, 8/15/18, resets monthly off the 1-month LIBOR plus 2.42%(2)	1,000,000	1,006,865
BX Trust, Series 2018-GW, Class F, VRN, 4.49%, 8/15/18, resets monthly off the 1-month LIBOR plus 2.42%(2)	1,000,000	1,007,769
BXP Trust, Series 2017-CQHP, Class E, VRN, 5.07%, 8/15/18, resets monthly off the 1-month LIBOR plus 3.00%(2)	1,000,000	1,006,445
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class E, VRN, 4.35%, 8/1/18(2)(3)	1,000,000	981,802
CHT Mortgage Trust, Series 2017-CSMO, Class F, VRN, 5.81%, 8/15/18, resets monthly off the 1-month LIBOR plus 3.74%(2)	1,000,000	1,010,500
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A, VRN, 6.05%, 8/1/18(3)	31,433	31,393
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class F, VRN, 3.87%, 8/15/18, resets monthly off the 1-month LIBOR plus 1.80%(2)	1,000,000	1,001,667
GS Mortgage Securities Trust, Series 2013-GC12, Class D, VRN, 4.45%, 8/1/18(2)(3)	1,000,000	896,737
Hyatt Hotel Portfolio Trust, Series 2017-HYT2, Class D, VRN, 3.93%, 8/15/18, resets monthly off the 1-month LIBOR plus 1.85%(2)	1,000,000	1,002,015
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class D, VRN, 3.66%, 8/15/18, resets monthly off the 1-month LIBOR plus 1.71%(2)(7)	1,000,000	1,000,937
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-BXH, Class E, VRN, 5.82%, 8/15/18, resets monthly off the 1-month LIBOR plus 3.75%(2)	260,208	257,637
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class D, VRN, 3.76%, 8/1/18(2)(3)	1,000,000	978,148
Lone Star Portfolio Trust, Series 2015-LSP, Class E, VRN, 7.67%, 8/15/18, resets monthly off the 1-month LIBOR plus 5.60%(2)	1,194,512	1,205,878
Morgan Stanley Capital I, Inc., Series 2017-JWDR, Class E, VRN, 5.12%, 8/15/18, resets monthly off the 1-month LIBOR plus 3.05%(2)	2,500,000	2,521,012
Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 4/13/33(2)	1,000,000	982,233
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class D, 4.23%, 3/15/47(2)	1,000,000	865,656
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $21,676,420)		21,730,045
EXCHANGE-TRADED NOTES — 5.1%
ETRACS Alerian MLP Infrastructure Index ETN	208,725	5,028,185
JPMorgan Alerian MLP Index ETN	300,418	8,408,700
TOTAL EXCHANGE-TRADED NOTES (Cost $14,181,071)		13,436,885

COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 2.4%
Private Sponsor Collateralized Mortgage Obligations — 0.5%
Bear Stearns Asset Backed Securities I Trust, Series 2004-AC6, Class A2, VRN, 2.46%, 8/25/18, resets monthly off the 1-month LIBOR plus 0.40%	1,075,674	1,007,004
Sequoia Mortgage Trust 2016-1, Series 2016-1, Class A10 SEQ, VRN, 3.50%, 8/1/18(2)(3)	352,147	348,720
		1,355,724
U.S. Government Agency Collateralized Mortgage Obligations — 1.9%
FNMA, Series 2016-C05, Class 2M2, VRN, 6.51%, 8/25/18, resets monthly off the 1-month LIBOR plus 4.45%	1,500,000	1,678,799
FNMA, Series 2016-C06, Class 1M2, VRN, 6.31%, 8/25/18, resets monthly off the 1-month LIBOR plus 4.25%	1,000,000	1,141,258
FNMA, Series 2018-C03, Class 1M2, VRN, 4.21%, 8/25/18, resets monthly off the 1-month LIBOR plus 2.15%	1,000,000	1,002,653
GNMA, Series 2012-87, IO, VRN, 0.46%, 8/1/18(3)	4,829,164	114,293
GNMA, Series 2012-99, IO, SEQ, VRN, 0.52%, 8/1/18(3)	4,159,866	128,508
GNMA, Series 2014-126, IO, SEQ, VRN, 0.74%, 8/1/18(3)	4,609,864	241,699
GNMA, Series 2014-126, IO, SEQ, VRN, 0.95%, 8/1/18(3)	5,673,679	346,375
GNMA, Series 2015-85, IO, VRN, 0.59%, 8/1/18(3)	6,335,260	273,033
		4,926,618
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,544,844)		6,282,342
PREFERRED STOCKS — 2.1%
Equity Real Estate Investment Trusts (REITs) — 2.1%
American Homes 4 Rent, 6.50%	6,144	160,973
American Homes 4 Rent, 6.35%	7,048	183,177
Ashford Hospitality Trust, Inc., 7.375%	4,101	98,752
Cedar Realty Trust, Inc., 6.50%	8,100	188,163
Colony Capital, Inc., 8.75%	6,966	183,206
Colony Capital, Inc., 7.125%	6,576	153,352
Colony Capital, Inc., 7.125%	3,124	73,695
DDR Corp., 6.50%	6,419	159,705
DDR Corp., 6.25%	6,441	156,194
Digital Realty Trust, Inc., 6.35%	5,191	135,641
Digital Realty Trust, Inc., 7.375%	5,103	132,882
Digital Realty Trust, Inc., 5.875%	4,765	120,412
Digital Realty Trust, Inc., 6.625%	3,200	85,056
Digital Realty Trust, Inc., 5.25%	3,000	73,200
GGP, Inc., 6.375%	6,821	167,524
Gladstone Commercial Corp., 7.00%	4,493	114,751
Hersha Hospitality Trust, 6.50%	2,927	67,701
Hersha Hospitality Trust, 6.50%	2,877	66,977
Kimco Realty Corp., 5.625%	5,319	130,050
Kimco Realty Corp., 5.50%	5,363	130,053
LaSalle Hotel Properties, 6.375%	2,900	72,355
LaSalle Hotel Properties, 6.30%	6,400	161,600
Monmouth Real Estate Investment Corp., 6.125%	6,489	158,974
National Retail Properties, Inc., 5.70%	2,955	74,673
National Retail Properties, Inc., 5.20%	5,407	131,228
Pebblebrook Hotel Trust, 6.375%	3,200	79,776
Pebblebrook Hotel Trust, 6.50%	6,295	158,193
Pennsylvania Real Estate Investment Trust, 7.375%	5,516	135,197
Pennsylvania Real Estate Investment Trust, 7.20%	7,072	166,333
PS Business Parks, Inc., 5.25%	6,344	150,670

PS Business Parks, Inc., 5.20%	6,883	166,500
PS Business Parks, Inc., 5.70%	2,900	72,616
PS Business Parks, Inc., 5.75%	2,758	69,419
Public Storage, 4.90%	4,798	116,591
Public Storage, 4.95%	4,820	119,391
Public Storage, 5.125%	2,900	72,123
Public Storage, 5.20%	2,999	74,435
QTS Realty Trust, Inc., 7.125%	4,694	119,556
Rexford Industrial Realty, Inc., 5.875%	4,700	115,620
Rexford Industrial Realty, Inc., 5.875%	6,501	159,925
Sunstone Hotel Investors, Inc., 6.95%	6,055	157,733
Taubman Centers, Inc., 6.25%	4,208	104,990
VEREIT, Inc., 6.70%	2,907	74,012
Vornado Realty Trust, 5.40%	6,396	156,510
Vornado Realty Trust, 5.70%	4,747	120,716
TOTAL PREFERRED STOCKS (Cost $5,693,936)		5,570,600
CONVERTIBLE BONDS — 0.1%
Energy Equipment and Services†
CHC Group LLC / CHC Finance Ltd., 0.00%, 10/1/20 (Acquired 3/13/17, Cost $85,406)(8)(9)	114,377	117,236
Oil, Gas and Consumable Fuels — 0.1%
Whiting Petroleum Corp., 1.25%, 4/1/20	245,000	234,387
TOTAL CONVERTIBLE BONDS (Cost $317,204)		351,623
CONVERTIBLE PREFERRED STOCKS — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
QTS Realty Trust, Inc., 6.50% (Cost $144,268)	1,442	152,982
TEMPORARY CASH INVESTMENTS — 7.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $19,514,406)	19,514,406	19,514,406
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 102.5% (Cost $268,492,808)		270,613,128
CORPORATE BONDS SOLD SHORT — (0.1)%
Equity Real Estate Investment Trusts (REITs) — (0.1)%
CBL & Associates LP, 5.25%, 12/1/23 (Proceeds $198,884)	(198,000)	(175,407)
OTHER ASSETS AND LIABILITIES — (2.4)%		(6,314,936)
TOTAL NET ASSETS — 100.0%		$264,122,785

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,553,182	EUR	3,040,000	State Street Bank & Trust Co.	8/30/18	$(8,810)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	52	September 2018	USD	2,600	$7,324,460	$(78,126)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
Euribor	-	Euro Interbank Offered Rate
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment in Kind
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Final maturity date indicated, unless otherwise noted.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $109,907,681, which represented 41.6% of total net assets. Of these securities, 0.8% of total net assets were deemed illiquid under policies approved by the Board of Directors.

(3)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(4)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(5)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(6)	Non-income producing.

(7)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(8)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(9)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $117,236, which represented less than 0.05% of total net assets.

(10)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Exchange-traded notes and equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Asset-Backed Securities	—	43,992,469	—
Bank Loan Obligations	—	41,737,400	—
Common Stocks	31,593,764	7,003,829	—
Corporate Bonds	—	33,592,655	—
Collateralized Loan Obligations	—	23,797,993	—
Exchange-Traded Funds	21,856,135	—	—
Commercial Mortgage-Backed Securities	—	21,730,045	—
Exchange-Traded Notes	13,436,885	—	—
Collateralized Mortgage Obligations	—	6,282,342	—
Preferred Stocks	5,312,143	258,457	—
Convertible Bonds	—	351,623	—
Convertible Preferred Stocks	—	152,982	—
Temporary Cash Investments	19,514,406	—	—
	91,713,333	178,899,795	—
Liabilities
Securities Sold Short
Corporate Bonds	—	175,407	—

Other Financial Instruments
Futures Contracts	78,126	—	—
Forward Foreign Currency Exchange Contracts	—	8,810	—
	78,126	8,810	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Real Estate Fund
July 31, 2018

Global Real Estate - Schedule of Investments
JULY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Australia — 4.3%
Charter Hall Group	280,528	1,394,318
Goodman Group	246,044	1,760,348
		3,154,666
Belgium — 0.4%
VGP NV	4,153	311,775
Canada — 2.5%
Allied Properties Real Estate Investment Trust	25,277	824,852
Boardwalk Real Estate Investment Trust	9,872	347,267
Brookfield Asset Management, Inc., Class A	15,751	664,621
		1,836,740
China — 5.5%
China Resources Land Ltd.	212,000	775,177
Country Garden Holdings Co. Ltd.	183,000	283,509
GDS Holdings Ltd. ADR(1)	15,825	345,460
GreenTree Hospitality Group Ltd. ADR(1)	16,720	280,896
Huazhu Group Ltd. ADR	8,216	328,722
KWG Property Holding Ltd.	338,500	384,686
Longfor Group Holdings Ltd.	285,500	802,043
Shimao Property Holdings Ltd.	274,500	778,136
		3,978,629
France — 2.8%
Gecina SA	11,992	2,045,933
Germany — 4.8%
Aroundtown SA	135,256	1,129,274
Vonovia SE	48,016	2,325,068
		3,454,342
Hong Kong — 7.8%
CK Asset Holdings Ltd.	74,500	569,970
Link REIT	175,000	1,734,605
New World Development Co. Ltd.	246,000	350,396
Sun Hung Kai Properties Ltd.	80,500	1,261,490
Swire Properties Ltd.	165,400	651,144
Wharf Real Estate Investment Co. Ltd.	153,000	1,114,014
		5,681,619
India — 0.3%
Godrej Properties Ltd.(1)	19,966	208,069
Japan — 9.8%
GLP J-Reit	863	921,542
Invesco Office J-Reit, Inc.	4,226	591,485
Invincible Investment Corp.	1,039	458,567
Japan Hotel REIT Investment Corp.	1,330	974,171
Mitsui Fudosan Co. Ltd.	69,100	1,647,548
Orix JREIT, Inc.	565	880,231

Sumitomo Realty & Development Co. Ltd.	46,000	1,681,778
		7,155,322
Mexico — 0.6%
Corp. Inmobiliaria Vesta SAB de CV	279,847	435,437
Netherlands — 1.2%
InterXion Holding NV(1)	13,372	867,575
Singapore — 1.6%
CapitaLand Commercial Trust	490,800	630,918
CapitaLand Ltd.	223,500	530,286
		1,161,204
Spain — 1.1%
Inmobiliaria Colonial Socimi SA	52,766	568,583
Neinor Homes SA(1)	13,405	253,937
		822,520
Thailand — 0.7%
Central Pattana PCL	210,300	478,817
United Kingdom — 5.9%
Derwent London plc	13,112	537,473
Hammerson plc	69,272	474,436
Safestore Holdings plc	74,261	545,839
Segro plc	194,722	1,699,622
UNITE Group plc (The)	91,602	1,053,234
		4,310,604
United States — 50.3%
Agree Realty Corp.	9,407	500,829
Alexandria Real Estate Equities, Inc.	9,206	1,173,213
American Homes 4 Rent, Class A	54,000	1,195,560
AvalonBay Communities, Inc.	11,255	1,990,447
Camden Property Trust	4,849	448,969
Columbia Property Trust, Inc.	40,560	940,181
CubeSmart	19,870	603,253
CyrusOne, Inc.	29,160	1,805,587
Duke Realty Corp.	59,840	1,742,541
Equinix, Inc.	2,503	1,099,518
Extra Space Storage, Inc.	6,309	592,857
Gaming and Leisure Properties, Inc.	28,719	1,043,074
HCP, Inc.	65,511	1,696,735
Host Hotels & Resorts, Inc.	52,829	1,106,239
Hudson Pacific Properties, Inc.	39,297	1,346,315
Invitation Homes, Inc.	43,200	998,352
Kimco Realty Corp.	73,332	1,223,911
Mid-America Apartment Communities, Inc.	7,137	719,267
Prologis, Inc.	33,324	2,186,721
Regency Centers Corp.	17,891	1,138,404
Retail Properties of America, Inc., Class A	131,138	1,645,782
Sabra Health Care REIT, Inc.	25,089	542,173
SBA Communications Corp.(1)	2,277	360,335
Simon Property Group, Inc.	23,175	4,083,667
Spirit Realty Capital, Inc.	64,536	540,166

Starwood Property Trust, Inc.	23,828	544,231
STORE Capital Corp.	26,661	731,844
Sun Communities, Inc.	18,832	1,825,951
Taubman Centers, Inc.	8,753	543,124
UDR, Inc.	39,012	1,501,182
Welltower, Inc.	12,663	792,704
		36,663,132
TOTAL COMMON STOCKS (Cost $65,199,593)		72,566,384
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 1/31/20 - 11/15/47, valued at $269,719), in a joint trading account at 1.75%, dated 7/31/18, due 8/1/18 (Delivery value $264,917)		264,904
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $229,742), at 0.90%, dated 7/31/18, due 8/1/18 (Delivery value $220,006)		220,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,428	1,428
TOTAL TEMPORARY CASH INVESTMENTS (Cost $486,332)		486,332
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $65,685,925)		73,052,716
OTHER ASSETS AND LIABILITIES — (0.3)%		(224,280)
TOTAL NET ASSETS — 100.0%		$72,828,436

SECTOR ALLOCATION
(as a % of net assets)
Diversified	28.8%
Residential	19.1%
Retail	18.0%
Industrial	12.4%
Office	11.0%
Healthcare	4.2%
Lodging/Resorts	3.7%
Self Storage	2.4%
Cash and Equivalents*	0.4%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	3,154,666	—
Belgium	—	311,775	—
Canada	—	1,836,740	—
China	955,078	3,023,551	—
France	—	2,045,933	—
Germany	—	3,454,342	—
Hong Kong	—	5,681,619	—
India	—	208,069	—
Japan	—	7,155,322	—
Mexico	—	435,437	—
Singapore	—	1,161,204	—
Spain	—	822,520	—
Thailand	—	478,817	—
United Kingdom	—	4,310,604	—
Other Countries	37,530,707	—	—
Temporary Cash Investments	1,428	484,904	—
	38,487,213	34,565,503	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Global Real Estate Fund
July 31, 2018

NT Global Real Estate - Schedule of Investments
JULY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Australia — 4.3%
Charter Hall Group	1,609,198	7,998,252
Goodman Group	1,411,387	10,097,918
		18,096,170
Belgium — 0.4%
VGP NV	24,155	1,813,370
Canada — 2.5%
Allied Properties Real Estate Investment Trust	144,611	4,719,020
Boardwalk Real Estate Investment Trust	54,743	1,925,694
Brookfield Asset Management, Inc., Class A	90,495	3,818,481
		10,463,195
China — 5.4%
China Resources Land Ltd.	1,214,000	4,438,983
Country Garden Holdings Co. Ltd.	1,008,000	1,561,626
GDS Holdings Ltd. ADR(1)	91,061	1,987,862
GreenTree Hospitality Group Ltd. ADR(1)	90,831	1,525,961
Huazhu Group Ltd. ADR	45,657	1,826,736
KWG Property Holding Ltd.	1,834,000	2,084,237
Longfor Group Holdings Ltd.	1,613,000	4,531,332
Shimao Property Holdings Ltd.	1,578,500	4,474,634
		22,431,371
France — 2.8%
Gecina SA	68,790	11,736,135
Germany — 4.8%
Aroundtown SA	790,032	6,596,103
Vonovia SE	276,295	13,378,972
		19,975,075
Hong Kong — 7.7%
CK Asset Holdings Ltd.	416,500	3,186,478
Link REIT	1,005,000	9,961,587
New World Development Co. Ltd.	1,369,000	1,949,971
Sun Hung Kai Properties Ltd.	455,000	7,130,162
Swire Properties Ltd.	919,000	3,617,903
Wharf Real Estate Investment Co. Ltd.	866,000	6,305,464
		32,151,565
India — 0.3%
Godrej Properties Ltd.(1)	104,172	1,085,596
Japan — 9.8%
GLP J-Reit	4,950	5,285,785
Invesco Office J-Reit, Inc.	24,242	3,392,991
Invincible Investment Corp.	5,960	2,630,470
Japan Hotel REIT Investment Corp.	7,629	5,587,936
Mitsui Fudosan Co. Ltd.	393,100	9,372,666
Orix JREIT, Inc.	3,241	5,049,253

Sumitomo Realty & Development Co. Ltd.	265,000	9,688,503
		41,007,604
Mexico — 0.6%
Corp. Inmobiliaria Vesta SAB de CV	1,554,033	2,418,047
Netherlands — 1.2%
InterXion Holding NV(1)	75,778	4,916,477
Singapore — 1.6%
CapitaLand Commercial Trust	2,791,400	3,588,313
CapitaLand Ltd.	1,269,400	3,011,835
		6,600,148
Spain — 1.1%
Inmobiliaria Colonial Socimi SA	295,245	3,181,430
Neinor Homes SA(1)	78,202	1,481,417
		4,662,847
Thailand — 0.6%
Central Pattana PCL	1,194,400	2,719,441
United Kingdom — 5.8%
Derwent London plc	73,494	3,012,587
Hammerson plc	398,607	2,730,013
Safestore Holdings plc	413,946	3,042,618
Segro plc	1,116,265	9,743,268
UNITE Group plc (The)	517,424	5,949,307
		24,477,793
United States — 50.2%
Agree Realty Corp.	54,647	2,909,406
Alexandria Real Estate Equities, Inc.	52,170	6,648,545
American Homes 4 Rent, Class A	310,729	6,879,540
AvalonBay Communities, Inc.	64,507	11,408,063
Camden Property Trust	27,762	2,570,484
Columbia Property Trust, Inc.	233,392	5,410,027
CubeSmart	113,529	3,446,740
CyrusOne, Inc.	167,793	10,389,743
Duke Realty Corp.	342,476	9,972,901
Equinix, Inc.	14,274	6,270,283
Extra Space Storage, Inc.	36,166	3,398,519
Gaming and Leisure Properties, Inc.	164,696	5,981,759
HCP, Inc.	377,790	9,784,761
Host Hotels & Resorts, Inc.	298,787	6,256,600
Hudson Pacific Properties, Inc.	222,692	7,629,428
Invitation Homes, Inc.	248,746	5,748,520
Kimco Realty Corp.	419,783	7,006,178
Mid-America Apartment Communities, Inc.	40,983	4,130,267
Prologis, Inc.	190,720	12,515,046
Regency Centers Corp.	102,259	6,506,740
Retail Properties of America, Inc., Class A	753,052	9,450,803
Sabra Health Care REIT, Inc.	143,952	3,110,803
SBA Communications Corp.(1)	13,144	2,080,038
Simon Property Group, Inc.	133,082	23,450,379
Spirit Realty Capital, Inc.	372,608	3,118,729

Starwood Property Trust, Inc.	131,597	3,005,676
STORE Capital Corp.	155,714	4,274,349
Sun Communities, Inc.	107,997	10,471,389
Taubman Centers, Inc.	49,789	3,089,407
UDR, Inc.	223,215	8,589,313
Welltower, Inc.	71,089	4,450,171
		209,954,607
TOTAL COMMON STOCKS (Cost $376,935,151)		414,509,441
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 1/31/20 - 11/15/47, valued at $2,277,116), in a joint trading account at 1.75%, dated 7/31/18, due 8/1/18 (Delivery value $2,236,572)		2,236,463
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $1,905,175), at 0.90%, dated 7/31/18, due 8/1/18 (Delivery value $1,864,047)		1,864,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,416	5,416
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,105,879)		4,105,879
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $381,041,030)		418,615,320
OTHER ASSETS AND LIABILITIES — (0.1)%		(482,587)
TOTAL NET ASSETS — 100.0%		$418,132,733

SECTOR ALLOCATION
(as a % of net assets)
Diversified	28.6%
Residential	19.0%
Retail	18.0%
Industrial	12.4%
Office	11.0%
Healthcare	4.1%
Lodging/Resorts	3.6%
Self Storage	2.4%
Cash and Equivalents*	0.9%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	18,096,170	—
Belgium	—	1,813,370	—
Canada	—	10,463,195	—
China	5,340,559	17,090,812	—
France	—	11,736,135	—
Germany	—	19,975,075	—
Hong Kong	—	32,151,565	—
India	—	1,085,596	—
Japan	—	41,007,604	—
Mexico	—	2,418,047	—
Singapore	—	6,600,148	—
Spain	—	4,662,847	—
Thailand	—	2,719,441	—
United Kingdom	—	24,477,793	—
Other Countries	214,871,084	—	—
Temporary Cash Investments	5,416	4,100,463	—
	220,217,059	198,398,261	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Real Estate Fund
July 31, 2018

Real Estate - Schedule of Investments
JULY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Diversified — 15.4%
CyrusOne, Inc.	374,557	23,192,569
Digital Realty Trust, Inc.	285,664	34,685,323
Equinix, Inc.	115,879	50,903,327
Gaming and Leisure Properties, Inc.	520,906	18,919,306
InterXion Holding NV(1)	139,274	9,036,097
JBG SMITH Properties	257,384	9,394,516
SBA Communications Corp.(1)	32,195	5,094,859
Starwood Property Trust, Inc.	370,980	8,473,183
		159,699,180
Health Care — 8.1%
HCP, Inc.	1,495,200	38,725,680
Sabra Health Care REIT, Inc.	455,151	9,835,813
Welltower, Inc.	573,765	35,917,689
		84,479,182
Industrial — 9.9%
Duke Realty Corp.	964,402	28,083,386
Prologis, Inc.	904,904	59,379,801
Rexford Industrial Realty, Inc.	488,675	14,973,002
		102,436,189
Lodging/Resorts — 4.8%
Host Hotels & Resorts, Inc.	1,815,387	38,014,204
Sunstone Hotel Investors, Inc.	712,148	11,586,648
		49,600,852
Office — 10.1%
Alexandria Real Estate Equities, Inc.	177,494	22,619,835
Boston Properties, Inc.	256,043	32,141,078
Columbia Property Trust, Inc.	589,453	13,663,521
Highwoods Properties, Inc.	308,323	15,141,743
Hudson Pacific Properties, Inc.	602,797	20,651,825
		104,218,002
Residential — 20.4%
American Campus Communities, Inc.	284,511	11,736,079
American Homes 4 Rent, Class A	879,918	19,481,384
AvalonBay Communities, Inc.	282,680	49,991,958
Camden Property Trust	176,679	16,358,709
Invitation Homes, Inc.	816,691	18,873,729
Mid-America Apartment Communities, Inc.	242,483	24,437,437
Sun Communities, Inc.	359,537	34,860,707
UDR, Inc.	919,704	35,390,210
		211,130,213
Retail — 25.9%
Agree Realty Corp.	360,772	19,207,501
Kimco Realty Corp.	1,576,381	26,309,799

Regency Centers Corp.	495,383	31,521,220
Retail Properties of America, Inc., Class A	1,678,950	21,070,823
Simon Property Group, Inc.	525,963	92,679,940
Spirit Realty Capital, Inc.	2,050,949	17,166,443
STORE Capital Corp.	1,089,575	29,908,834
Taubman Centers, Inc.	271,616	16,853,773
Urban Edge Properties	576,121	13,066,424
		267,784,757
Self Storage — 4.4%
CubeSmart	880,969	26,746,219
Extra Space Storage, Inc.	203,747	19,146,105
		45,892,324
TOTAL COMMON STOCKS (Cost $870,330,479)		1,025,240,699
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 1/31/20 - 11/15/47, valued at $6,959,535), in a joint trading account at 1.75%, dated 7/31/18, due 8/1/18 (Delivery value $6,835,618)		6,835,286
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $5,816,386), at 0.90%, dated 7/31/18, due 8/1/18 (Delivery value $5,698,142)		5,698,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	15,489	15,489
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,548,775)		12,548,775
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $882,879,254)		1,037,789,474
OTHER ASSETS AND LIABILITIES — (0.2)%		(2,171,048)
TOTAL NET ASSETS — 100.0%		$1,035,618,426

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,025,240,699	—	—
Temporary Cash Investments	15,489	12,533,286	—
	1,025,256,188	12,533,286	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	September 27, 2018

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	September 27, 2018